Subsequent events (Narrative) (Details) $ / shares in Units, € in Thousands, $ in Thousands			1 Months Ended
	Jul. 15, 2024 ₪ / shares shares	Jul. 15, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jul. 16, 2024 EUR (€) shares	Jul. 16, 2024 $ / shares	Jun. 30, 2024 ₪ / shares shares	Dec. 31, 2023 ₪ / shares shares	Jun. 30, 2023 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued						9,286,252	9,221,764	9,216,520
Number of shares outstanding						9,286,252	9,221,764	9,216,520
Par value per share | ₪ / shares						₪ 0.07	₪ 0.07
Subsequents Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued				10,786,423
Number of shares outstanding				10,786,423
Number of warrants exercised				44,573
Exercise price of warrants | $ / shares					$ 13.475
Amount of blended funding from European innovation council | €				€ 16,250
Expected funding amount received as grant | €				2,500
Investment amount in property | €				€ 13,750
Subsequents Event [Member] | Suppliers [Member]
Disclosure of non-adjusting events after reporting period [line items]
Contracts with customers | $			$ 6,086
Terms of contract			2 years
Subsequents Event [Member] | Share Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	1,453,488
Par value per share | ₪ / shares	₪ 0.07
Purchase price per share | ₪ / shares	₪ 17.2
Gross proceeds from the PIPE Offering | $		$ 25,000
Subsequents Event [Member] | Teva Pharmaceutical Industries Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of final payment | $		4,000
Financial expenses | $		$ 550